UNAUDITED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Limited Partners' Capital Account [Line Items]
Total revenues	$ 104,903	$ 112,247	$ 100,187	$ 99,686	$ 131,408	$ 133,671	$ 127,479	$ 128,183	$ 117,320	$ 443,528	$ 506,653	$ 488,741
Net (loss) income attributable to SMLP		(345,345)	(11,129)	3,028	(40,280)	(3,401)	14,353	11,861	11,507
Net (loss) income attributable to noncontrolling interest	(1,881)	(172,024)	(10,340)	(1,341)	(25,570)	18,535	30,453	(37,712)	(8,502)	(209,275)	2,774	46,497
Net (loss) income attributable to limited partners	5,643				(14,710)					(184,451)	31,546	(183,411)
Series A Preferred Units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners	7,125	7,125	7,125	7,125	7,125	7,125	7,125	7,125	7,125	28,500	28,500	3,563
Series A Preferred Units | Subsidiary
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners	945	58			0					58	0	0
Common units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners	$ (2,427)	$ (180,504)	$ (7,914)	$ (2,756)	$ (21,835)	$ (29,061)	$ (23,225)	$ 42,448	$ 12,884	$ (213,009)	$ 3,046	$ (186,974)
Common unit – basic	$ (0.05)	$ (3.98)	$ (0.17)	$ (0.06)	$ (0.48)	$ (0.64)	$ (0.51)	$ 0.94	$ 0.28	$ (4.70)	$ 0.07	$ (4.13)
Common unit – diluted	$ (0.05)	$ (3.98)	$ (0.17)	$ (0.06)	$ (0.48)	$ (0.64)	$ (0.51)	$ 0.93	$ 0.28	$ (4.70)	$ 0.07	$ (4.13)